Cover	12 Months Ended
Mar. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE Alibaba Group Holding Limited (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to its Annual Report on Form 20-F for the fiscal year ended March 31, 2023, as initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 21, 2023 (the “Initial Filing”), solely for the purpose of amending and restating in its entirety “Item 16I. Disclosure Regarding Foreign Jurisdictions that Prevent Inspections” in the Initial Filing in response to certain comments from the staff of the SEC. This Amendment speaks as of July 21, 2023, the date of the Initial Filing. Except as set forth above, this Amendment does not amend, update or restate in any way the financial statements, any other item or disclosure contained in the Initial Filing. As a result, this Amendment does not reflect any event that has occurred after July 21, 2023. Accordingly, this Amendment should be read in conjunction with the Initial Filing as well as the Company’s other filings with, and reports furnished to, the SEC after July 21, 2023. As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity File Number	001-36614
Entity Registrant Name	Alibaba Group Holding Limited
Entity Central Index Key	0001577552
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	26/F Tower One
Entity Address, Address Line Two	Times Square
Entity Address, Address Line Three	1 Matheson Street
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Common Stock, Shares Outstanding	20,526,017,712
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers
Auditor Location	Hong Kong
Auditor Firm ID	1389
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Toby Hong Xu
Entity Address, Address Line One	26/F Tower One
Entity Address, Address Line Two	Times Square
Entity Address, Address Line Three	1 Matheson Street
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	2215-5100
Contact Personnel Fax Number	+852-2215-5200
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing eight Ordinary Shares
Trading Symbol	BABA
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value US$0.000003125 per share
No Trading Symbol Flag	true